GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Schedule of Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 17,497
Acquisitions/ Divestitures	392
Currency Translation Adjustment	160
Ending balance	18,049
Corporate and All Other
Goodwill [Roll Forward]
Beginning balance	874
Acquisitions/ Divestitures	0
Currency Translation Adjustment	32
Ending balance	906
Aerospace Technologies
Goodwill [Roll Forward]
Beginning balance	2,376
Acquisitions/ Divestitures	0
Currency Translation Adjustment	10
Ending balance	2,386
Building Automation
Goodwill [Roll Forward]
Beginning balance	3,338
Acquisitions/ Divestitures	0
Currency Translation Adjustment	42
Ending balance	3,380
Energy and Sustainability Solutions
Goodwill [Roll Forward]
Beginning balance	1,726
Acquisitions/ Divestitures	0
Currency Translation Adjustment	1
Ending balance	1,727
Safety And Productivity Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	9,183
Acquisitions/ Divestitures	392
Currency Translation Adjustment	75
Ending balance	$ 9,650